NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.7%
	AEROSPACE & DEFENSE - 0.3%
436	Embraer S.A. - ADR(a)	$ 20,775

	ASSET MANAGEMENT - 0.3%
1,198	XP, Inc., Class A	16,952

	AUTOMOTIVE - 2.9%
1,919	Li Auto, Inc., Class A - ADR(a)	58,972
3,746	Lotus Technology inc - ADR(a)	7,979
1,904	Mahindra & Mahindra Ltd.	56,358
4,869	NIO, Inc. - ADR(a)	22,543
2,200	XPeng, Inc. - ADR(a)	47,278
		193,130
	BANKING - 16.4%
4,058	Akbank TAS - ADR	14,974
17,190	Banco Bradesco S.A. - ADR	33,521
1,173	Banco de Chile - ADR	30,392
3,259	Banco do Brasil S.A. - ADR	15,464
2,177	Banco Santander Brasil S.A. - ADR	9,492
3,203	Banco Santander Chile - ADR	69,313
779	Bancolombia S.A. - ADR	32,500
4,064	Bank Central Asia Tbk P.T. - ADR	52,548
3,155	Bank Mandiri Persero Tbk P.T. - ADR	35,620
3,565	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	37,593
70	Credicorp Ltd.	12,811
816	Grupo Financiero Banorte S.A.B. de C.V. - ADR	28,992
3,530	HDFC Bank Ltd. - ADR	217,518
4,988	ICICI Bank Ltd. - ADR	139,065
10,080	Itau Unibanco Holding S.A. - ADR	55,339
1,215	KB Financial Group, Inc. - ADR	65,999
4,601	NU Holdings Ltd./Cayman Islands, Class A(a)	49,461
1,861	Shinhan Financial Group Company Ltd. - ADR	59,459
691	State Bank of India	54,451
2,363	Woori Financial Group, Inc. - ADR	80,437
		1,094,949

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.7% (Continued)
	BEVERAGES - 2.4%
23,113	Ambev S.A. - ADR	$ 47,844
528	Coca-Cola Femsa S.A.B. de C.V. - ADR	47,066
695	Fomento Economico Mexicano S.A.B. de C.V. - ADR	65,386
		160,296
	BIOTECH & PHARMA - 2.2%
192	BeiGene Ltd. - ADR(a)	52,186
4,204	Dr Reddy's Laboratories Ltd. - ADR	53,727
978	Hutchison China MediTech Ltd. - ADR(a)	16,098
738	Zai Lab Ltd. - ADR(a)	25,564
		147,575
	CHEMICALS - 1.0%
11,924	Sasol Ltd. - ADR	52,108
447	Sociedad Quimica y Minera de Chile S.A. - ADR	17,151
		69,259
	CONSTRUCTION MATERIALS - 0.3%
1,550	Cemex S.A.B. de C.V. - ADR	9,610
172	Tecnoglass, Inc.	12,670
		22,280
	CONSUMER SERVICES - 0.6%
369	New Oriental Education & Technology Group, Inc. - ADR	17,742
1,505	TAL Education Group - ADR(a)	19,444
		37,186
	E-COMMERCE DISCRETIONARY - 7.1%
1,847	Coupang, Inc.(a)	43,774
74	MercadoLibre, Inc.(a)	157,018
2,175	PDD Holdings, Inc. - ADR(a)	247,275
2,001	Vipshop Holdings Ltd. - ADR	31,456
		479,523
	ELECTRIC UTILITIES - 1.2%
1,635	Centrais Eletricas Brasileiras S.A. - ADR	10,660
3,618	Cia Energetica de Minas Gerais - ADR	6,729
1,122	Companhia Paranaense de Energia - ADR	7,473
4,027	Enel Chile S.A. - ADR	13,088

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited ) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.7% (Continued)
	ELECTRIC UTILITIES - 1.2% (Continued)
5,379	Korea Electric Power Corporation - ADR(a)	$ 39,267
		77,217
	ENTERTAINMENT CONTENT - 1.7%
1,386	Bilibili, Inc. - ADR(a)	28,191
878	NetEase, Inc. - ADR	87,554
		115,745
	FOOD - 0.2%
4,263	BRF S.A. - ADR	13,087

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
747	Suzano S.A. - ADR	7,179

	GAS & WATER UTILITIES - 0.5%
553	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	8,909
1,015	ENN Energy Holdings Ltd. - ADR	27,547
		36,456
	HOME & OFFICE PRODUCTS - 0.2%
909	Haier Smart Home Company Ltd. - ADR	11,726

	INSURANCE - 2.3%
12,680	Ping An Insurance Group Company of China Ltd. - ADR	150,638

	INTERNET MEDIA & SERVICES - 7.0%
640	Autohome, Inc. - ADR	18,394
1,408	Kanzhun Ltd. - ADR(a)	22,528
1,950	KE Holdings, Inc., Institutional Class - ADR	43,427
4,113	Meituan - ADR(a)	172,087
3,038	Naspers Ltd., Class N - ADR	144,913
1,190	Trip.com Group Ltd. - ADR(a)	67,449
		468,798
	LEISURE FACILITIES & SERVICES - 1.0%
514	Atour Lifestyle Holdings Ltd. - ADR	15,785
620	H World Group Ltd. - ADR	22,252

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0% (Continued)
575	Yum China Holdings, Inc.	$ 28,411
		66,448
	MACHINERY - 0.4%
3,495	WEG S.A. - ADR	29,043

	METALS & MINING - 3.3%
2,441	Anglo American Platinum Ltd. - ADR	12,229
1,229	Anglogold Ashanti plc	36,218
1,172	Cia de Minas Buenaventura S.A.A - ADR	14,943
2,212	Gold Fields Ltd. - ADR	39,750
2,700	Harmony Gold Mining Company Ltd. - ADR	26,865
1,327	Impala Platinum Holdings Ltd. - ADR(a)	6,449
1,836	Sibanye Stillwater Ltd. - ADR(a)	5,857
7,520	Vale S.A. - ADR	70,913
		213,224
	OFFICE REIT - 0.1%
260	Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	6,068

	OIL & GAS PRODUCERS - 3.9%
2,060	Cosan S.A. - ADR	9,909
1,795	Ecopetrol S.A. - ADR	17,735
5,128	Petroleo Brasileiro S.A. - ADR	68,458
2,733	Reliance Industries Ltd.(b)	149,221
3,586	Ultrapar Participacoes S.A. - ADR	10,256
124	Vista Oil & Gas S.A.B. de C.V. - ADR(a)	6,297
		261,876
	RETAIL - CONSUMER STAPLES - 0.4%
1,100	Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,161

	RETAIL - DISCRETIONARY - 0.2%
595	MINISO Group Holding Ltd. - ADR	12,382

	SEMICONDUCTORS - 14.8%
14,835	ASE Technology Holding Company Ltd. - ADR	150,279

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited ) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.7% (Continued)
	SEMICONDUCTORS - 14.8% (Continued)
3,840	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	$ 693,235
21,648	United Microelectronics Corporation - ADR	139,630
		983,144
	SPECIALTY FINANCE - 0.4%
730	Qifu Technology, Inc. - ADR	29,258

	STEEL - 1.6%
2,179	Gerdau S.A. - ADR	6,167
2,209	POSCO Holdings, Inc. - ADR	102,144
		108,311
	TECHNOLOGY HARDWARE - 8.0%
109	Fabrinet(a)	21,806
17,005	Hon Hai Precision Industry Company Ltd.	175,152
21,793	LG Display Company Ltd. - ADR(a)	71,481
286	Samsung Electronics Company Ltd.	266,695
		535,134
	TECHNOLOGY SERVICES - 2.1%
4,165	Infosys Ltd. - ADR	83,717
1,046	StoneCompany Ltd.(a)	9,675
11,857	Wipro Ltd. - ADR	38,772
154	WNS Holdings Ltd.(a)	8,758
		140,922
	TELECOMMUNICATIONS - 8.7%
2,046	America Movil S.A.B. de C.V. - ADR	29,115
4,371	Chunghwa Telecom Company Ltd. - ADR	169,945
940	GDS Holdings Ltd. - ADR(a)	35,767
4,228	KT Corporation - ADR	72,552
1,164	Millicom International Cellular S.A.	30,590
3,101	PLDT, Inc. - ADR	70,703
2,623	SK Telecom Company Ltd. - ADR	57,417
1,024	Telefonica Brasil S.A. - ADR	8,366
4,268	Telkom Indonesia Persero Tbk P.T. - ADR	61,971
542	TIM S.A. - ADR	7,490

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.7% (Continued)
	TELECOMMUNICATIONS - 8.7% (Continued)
4,133	Turkcell Iletisim Hizmetleri A/S - ADR	$ 28,022
		571,938
	TRANSPORTATION & LOGISTICS - 3.1%
3,143	Full Truck Alliance Company Ltd. - ADR	36,899
388	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	29,965
192	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	36,490
137	Grupo Aeroportuario del Sureste SAB de C.V. - ADR	37,102
631	Latam Airlines Group S.A. - ADR(a)	19,845
2,339	ZTO Express Cayman, Inc. - ADR	45,354
		205,655

	TOTAL COMMON STOCKS (Cost $6,194,481)	6,315,335

	TOTAL INVESTMENTS - 94.7% (Cost $6,194,481)	$ 6,315,335
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.3%	355,170
	NET ASSETS - 100.0%	$ 6,670,505

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
plc	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is $149,221 or 2.2% of net assets.